Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit before tax	£ 1,122	£ 982
Adjustments for:
Non-cash items included in profit	1,029	827
Change in operating assets	8,032	(4,126)
Change in operating liabilities	(9,355)	(7,263)
Corporation taxes paid	(295)	(223)
Effects of exchange rate differences	(437)	878
Net cash flows from operating activities	96	(8,925)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(235)	(263)
Proceeds from sale of property, plant and equipment and intangible assets	78	103
Purchase of financial assets at amortised cost and financial assets at FVOCI	(3,417)	(1,146)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	2,088	2,421
Net cash flows from investing activities	(1,486)	1,115
Cash flows from financing activities
Issue of other equity instruments	0	750
Issue of debt securities and subordinated notes	2,326	4,116
Issuance costs of debt securities and subordinated notes	(10)	(8)
Repayment of debt securities and subordinated notes	(1,598)	(1,977)
Repurchase of other equity instruments	0	(985)
Dividends paid on ordinary shares	(410)	(389)
Dividends paid on preference shares and other equity instruments	(61)	(88)
Principal elements of lease payments	(34)	(33)
Net cash flows from financing activities	213	1,386
Change in cash and cash equivalents	(1,177)	(6,424)
Cash and cash equivalents at beginning of the period	46,484	49,254
Effects of exchange rate changes on cash and cash equivalents	(197)	37
Cash and cash equivalents at the end of the period	45,110	42,867
Cash and cash equivalents consist of:
Cash and balances at central banks	39,612	43,390
Less: restricted balances	(2,076)	(2,137)
Cash and bank balances at central banks less regulatory minimum cash balances	37,536	41,253
Other cash equivalents: Loans and advances to banks - Non trading	925	733
Other cash equivalents: Reverse repurchase agreements	6,649	881
Cash and cash equivalents at the end of the period	£ 45,110	£ 42,867